Note 14 - Commitments (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Commitments [Table Text Block]
(Dollar amounts in thousands)	2012	2011

Commitments to extend credit	$91,854	$81,402
Standby letters of credit	281	639

Total	$92,135	$82,041

Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]
2013	$271
2014	$280
2015	$284
2016	$284
2017	$284
Thereafter	$284